PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 38	$ 25